Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Schedule of Quarterly Financial Information

	Fiscal 2015
(Dollars in thousands)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Revenues	$1,033,307	$1,036,288	$999,033	$1,001,118
Costs of services (excludes depreciation and amortization and restructuring costs)	835,033	819,824	815,595	811,849
Income from continuing operations before taxes	112,332	126,044	90,546	99,786
Income from continuing operations, net of taxes	71,067	78,513	56,646	61,486
Loss from discontinued operations, net of taxes	(1,423)	—	(288)	(166)
Net income attributable to Parent	65,295	73,605	55,138	57,719

	Fiscal 2014
(Dollars in thousands)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Revenues	$1,046,275	$1,055,667	$993,460	$1,007,234
Costs of services (excludes depreciation and amortization and restructuring costs)	842,166	826,313	801,833	877,038
Income from continuing operations before taxes	116,182	138,164	96,569	49,361
Income from continuing operations, net of taxes	73,170	87,063	61,108	32,377
Income (loss) from discontinued operations, net of taxes	3,014	63,226	(857)	(783)
Net income attributable to Parent	73,146	139,647	55,910	27,679